Payroll and social security liabilities	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Payroll and social security liabilities	Payroll and social security liabilities

	September 30, 2025	December 31, 2024
	(unaudited)
Non-current
Social security payable	560	1,454
	560	1,454
Current
Salaries payable	12,136	4,077
Social security payable	4,891	4,821
Provision for vacations	14,395	13,314
Provision for bonuses	6,160	10,523
	37,582	32,735
Total payroll and social security liabilities	38,142	34,189